Convertible Preferred Stock - Additional Information (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2021
Preferred stock, shares outstanding		0
Sale of common stock, price per share			$ 19.9
Issuance of Class A common stock upon acquisition of Apollo Fusion, Inc.		$ 7,500,000
Pre Combination Astra
Preferred stock, shares outstanding			186,977,448			186,977,448
Convertible Preferred Stock [Member]
Cash capital contributions since inception		$ 100,200,000	$ 100,200,000
Preferred stock, shares outstanding		0	0	12,302,500
Issuance of Class A common stock upon acquisition of Apollo Fusion, Inc.			$ 30,000,000
Redeemable Noncontrolling Interest, Equity, Preferred, Redemption Value	$ 7.18
Adjustments to the carrying amount of the Convertible Preferred Stock	$ 1,100,000,000
Convertible Preferred Stock [Member] | Pre Combination Astra
Preferred stock, shares outstanding			186,977,448			186,977,448
Common Class A [Member]
Convertible preferred stock, shares issued upon conversion			124,340,003			124,340,003
Issuance of Class A common stock upon acquisition of Apollo Fusion, Inc.			$ 33,008,000	$ 0	$ 0